Related Party Transactions	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
17. Related Party Transactions

(a)	Key Management and Director Compensation

During the year ended January 31, 2020, compensation of key management and directors, including former key management and directors, of the Company totaled $1,509,822 (2019 - $1,072,373), and consisted of salaries and consulting fees paid in cash and common shares issued. The Company granted 6,950,000 share purchase options, 2,750,000 RSUs and 750,000 PSUs during the year ended January 31, 2020 (2018 –nil, nil and nil, respectively) valued at $1,488,857 to key management and directors. Key management includes those persons having authority and responsibility for planning, directing and controlling the activities, directly or indirectly, of the Company.

As at January 31, 2020, the Company owed $16,647 to key management and directors (January 31, 2019 - $281,587; February 1, 2018 - $12,421).

(b)	Other Related Party Transactions

On September 12, 2017, the Company entered into a licensing agreement with Altum, a party related, at that date, by way of common officers, whereby the Company acquired worldwide rights to the BiPhasix™ transdermal drug delivery technology for the development and commercialization of cannabinoids, cannabidiol and tetrahydrocannabinol products (Note 8). As at January 31, 2020, the Company owed Altum $nil (January 31, 2019 - $48,896; February 1, 2018 - $6,562) for expenses paid on behalf of the Company.